Derivative liability - Assumptions to determine fair value (Details) - Derivative liability	12 Months Ended
Dec. 31, 2025 $ / shares
Derivative liability
Share price	$ 1.31
Exercise price	$ 1.85
Risk-free interest rate	2.58%
Expected volatility	73.00%
Expected life in years	1 year 9 months 18 days
Expected dividend yield	0.00%